Property and Equipment	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Property and Equipment

3. Property and Equipment

Property and equipment consists of the following:

	As of
	June 30, 2016	December 31, 2015
Computer equipment	$245,741	$227,206
Data center equipment	1,119,723	1,011,173
Purchased software	764,304	692,143
Furniture and fixtures	93,775	89,774
Leasehold improvements	75,103	75,103
Total property and equipment	2,298,646	2,095,399
Less: accumulated depreciation	(1,591,147)	(1,430,983)
Net property and equipment	$707,499	$664,416

Depreciation expense was approximately $81,000 and $85,000 for the three months ended June 30, 2016 and 2015, respectively, and approximately $160,000 and $132,000 for the six months ended June 30, 2016 and 2015, respectively.

4. Property and Equipment

Property and equipment consists of the following:

	As of
	December 31, 2015	December 31, 2014
Computer equipment	$227,206	$216,486
Data center equipment	1,011,173	444,906
Purchased software	692,143	651,016
Furniture and fixtures	89,774	84,433
Leasehold improvements	75,103	58,024
Total property and equipment	2,095,399	1,454,865
Less: accumulated depreciation	(1,430,983)	(1,158,940)
Net property and equipment	$664,416	$295,925

Depreciation expense was approximately $322,000 and $214,000, for the years ended December 31, 2015 and 2014, respectively.